Lease Commitments - Cash Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating cash flows from operating leases	$ 2,271	$ 1,892	$ 1,670
Investing cash flows from operating leases	713	467	398
Operating cash flows from finance leases	15	18	21
Financing cash flows from finance leases	$ 42	$ 44	$ 193